Deferred Tax Asset and Income Tax (Expense)/Benefit - Schedule of Reconciliations Between the Tax Expense and the Product of Accounting Loss (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Schedule of Reconciliations Between the Tax Expense and the Product of Accounting Loss [Abstract]
Net income/(loss) before taxes	RM (5,655,686)	$ (1,392,682)	RM (5,650,449)	RM 9,793,147
Tax at the Malaysian statutory income tax rate of 24%	(1,357,364)	(334,244)	(1,356,108)	2,350,355
Different tax rates in other countries	2,850,341	701,882	410,650	9,214
Deferred tax not recognized on previously unrecognized origination and reversal of temporary differences			428,883
Adjustment in respect of current income tax of prior years	(26,695)	(6,574)	250,233
Adjustment in respect of deferred tax of prior years	570,466	140,474
Non-deductible expenses	411,814	101,408	86,008	299,729
Non-taxable income	(341,144)	(84,005)	(69,877)	(13,219)
Tax expense/(benefit)	RM 2,107,418	$ 518,941	RM (500,444)	RM 2,646,079